Functional Expense Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of sales and direct operating (excluding depreciation)	$ 265	$ 252	$ 528	$ 513	$ 1,020	$ 1,063	$ 1,125
Sales, marketing and administration	162	159	332	314	643	651	735
Product development and maintenance	101	98	204	206	407	433	456
Total functional expenses	528	509	1,064	1,033	2,070	2,147	2,316
Scenario, Previously Reported
Cost of sales and direct operating (excluding depreciation)		424		861	1,706	1,712	1,791
Sales, marketing and administration		242		484	964	996	1,084
Product development and maintenance		89		189	366	380	414
Total functional expenses		755		1,534	3,036	3,088	3,289
Impact Of Discontinued Operations
Cost of sales and direct operating (excluding depreciation)		(186)		(376)	(738)	(713)	(732)
Sales, marketing and administration		(57)		(119)	(223)	(223)	(236)
Product development and maintenance		(3)		(6)	(5)	(5)	(5)
Total functional expenses		(246)		(501)	(966)	(941)	(973)
As Reported Adjusted For Discontinued Operations
Cost of sales and direct operating (excluding depreciation)		238		485
Sales, marketing and administration		185		365
Product development and maintenance		86		183
Total functional expenses		509		1,033
Scenario As Reclassified
Cost of sales and direct operating (excluding depreciation)		252		513	52	64	66
Sales, marketing and administration		159		314	(98)	(122)	(113)
Product development and maintenance		98		206	46	58	47
Total functional expenses		509		1,033
Change
Cost of sales and direct operating (excluding depreciation)		14		28
Sales, marketing and administration		(26)		(51)
Product development and maintenance		$ 12		$ 23